UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eric Semler
Address: c/o TCS Capital Management, LLC
         650 Fifth Avenue, 5th Floor
         New York, NY  10019

13F File Number:  28-10340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     (212) 259-2650

Signature, Place, and Date of Signing:

     /s/  Eamon Smith     New York, NY     February 12, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $489,960 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVO INC                       COM              007585102     8275   260550 SH       SOLE                   260550        0        0
AMC ENTMT INC                  COM              001669100    15806  1039196 SH       SOLE                  1039196        0        0
AMERICAN TOWER CORP            CL A             029912201    35582  3288500 SH       SOLE                  3288500        0        0
APPLE COMPUTER INC             COM              037833100    17096   800000 SH       SOLE                   800000        0        0
AT&T WIRELESS SVCS INC         COM              00209A106     7990  1000000 SH       SOLE                  1000000        0        0
BELO CORP                      COM SER A        080555105    10486   370000 SH       SOLE                   370000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     6549   280000 SH       SOLE                   280000        0        0
CARMIKE CINEMAS INC            COM              143436400     3868   111000 SH       SOLE                   111000        0        0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     8839  1680192 SH       SOLE                  1680192        0        0
COMCAST CORP NEW               CL A SPL         20030N200    13722   438527 SH       SOLE                   438527        0        0
CONVERA CORP                   CL A             211919105     2368   694444 SH       SOLE                   694444        0        0
CROWN CASTLE INTL CORP         COM              228227104    16741  1517800 SH       SOLE                  1517800        0        0
DIGITAL IMPACT INC DEL         COM              25385G106     4079  1416221 SH       SOLE                  1416221        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105    14012  2132778 SH       SOLE                  2132778        0        0
GREY GLOBAL GROUP INC          COM              39787M108     6376     9334 SH       SOLE                     9334        0        0
HARRIS INTERACTIVE INC         COM              414549105     3953   476300 SH       SOLE                   476300        0        0
HOMESTORE INC                  COM              437852106     4319   913050 SH       SOLE                   913050        0        0
KNIGHT RIDDER INC              COM              499040103     5756    74391 SH       SOLE                    74391        0        0
LAMAR ADVERTISING CO           CL A             512815101     5281   141500 SH       SOLE                   141500        0        0
MACROVISION CORP               COM              555904101    13647   604123 SH       SOLE                   604123        0        0
MCCLATCHY CO                   CL A             579489105     4128    60000 SH       SOLE                    60000        0        0
MEDIA GEN INC                  CL A             584404107     6451    99100 SH       SOLE                    99100        0        0
METRO ONE TELECOMMUNICATIONS   COM              59163F105      581   228000 SH       SOLE                   228000        0        0
MODEM MEDIA INC                CL A             607533106    10621  1300000 SH       SOLE                  1300000        0        0
NETRATINGS INC                 COM              64116M108    17481  1534791 SH       SOLE                  1534791        0        0
NEVADA GOLD & CASINOS INC      COM NEW          64126Q206     5363   443200 SH       SOLE                   443200        0        0
PIXAR                          COM              725811103    22034   318000 SH       SOLE                   318000        0        0
PRIMEDIA INC                   COM              74157K101    11496  4062100 SH       SOLE                  4062100        0        0
PROQUEST COMPANY               COM              74346P102      914    31022 SH       SOLE                    31022        0        0
PULITZER INC                   COM              745769109     4730    87600 SH       SOLE                    87600        0        0
REALNETWORKS INC               COM              75605L104     9268  1623200 SH       SOLE                  1623200        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     7572  2013700 SH       SOLE                  2013700        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109    10736   716700 SH       SOLE                   716700        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103    23812  7535306 SH       SOLE                  7535306        0        0
SPECTRASITE INC                COM              84761M104    13441   386800 SH       SOLE                   386800        0        0
SPRINT CORP                    PCS COM SER 1    852061506     4599   818400 SH       SOLE                   818400        0        0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109    10416   361400 SH       SOLE                   361400        0        0
TALK AMERICA HLDGS INC         COM NEW          87426R202    12995  1128026 SH       SOLE                  1128026        0        0
TIME WARNER INC                COM              887317105    18452  1025670 SH       SOLE                  1025670        0        0
TIVO INC                       COM              888706108     6632   896155 SH       SOLE                   896155        0        0
UNITEDGLOBALCOM                CL A             913247508     5897   695400 SH       SOLE                   695400        0        0
VERISIGN INC                   COM              92343E102    18271  1120925 SH       SOLE                  1120925        0        0
WEBEX COMMUNICATIONS INC       COM              94767L109     5614   278747 SH       SOLE                   278747        0        0
WESTERN WIRELESS CORP          CL A             95988E204    14037   764546 SH       SOLE                   764546        0        0
YAHOO INC                      COM              984332106    22515   500000 SH       SOLE                   500000        0        0
YOUNG BROADCASTING INC         CL A             987434107    17159   856213 SH       SOLE                   856213        0        0